UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

AB BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

ITEM 1.    REPORTS TO STOCKHOLDERS.

JUN    06.30.17

SEMI-ANNUAL REPORT

AB FLEXFEETM INTERNATIONAL BOND PORTFOLIO

A discussion of the Fund’s investment performance is not included in this report. AllianceBernstein L.P. would like to thank you for your interest in the Fund.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 6/28/2017^	Ending Account Value 6/30/2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Advisor Class
Actual	$1,000	$995.00	$0.01	0.12%	$0.02	0.23%
Hypothetical**	$1,000	$1,000.40	$0.01	0.12%	$0.02	0.23%

^	Commencement of operations.

*	Expenses are equal to each classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 3/365 (to reflect the since inception period).

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 3/365 (to reflect the since inception period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 1

PORTFOLIO SUMMARY

June 30, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $10.0

1	All data are as of June 30, 2017. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

1	All data are as of June 30, 2017. The Fund’s security type and country breakdowns are expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.5% or less in the following countries: Argentina, Brazil, Colombia, Denmark, Israel, Malaysia, New Zealand, Poland, Russia, Singapore, South Africa, Sweden, Switzerland and Uruguay.

2 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS

June 30, 2017 (unaudited)

		Principal Amount (000)	U.S. $ Value

GOVERNMENTS – TREASURIES – 62.9%
Australia – 3.0%
Australia Government Bond Series 128 5.75%, 7/15/22(a)	AUD	190	$170,786
Series 142 4.25%, 4/21/26(a)		140	121,808

			292,594

Belgium – 4.7%
Kingdom of Belgium Government Bond Series 72 2.60%, 6/22/24(a)	EUR	247	327,391
Series 74 0.80%, 6/22/25(a)		30	35,133
Series 75 1.00%, 6/22/31(a)		20	22,378
Series 81 0.80%, 6/22/27(a)		70	79,971

			464,873

Canada – 1.5%
Canadian Government Bond 0.50%, 3/01/22	CAD	205	151,711

France – 3.9%
French Republic Government Bond OAT 0.50%, 5/25/26(a)	EUR	60	67,645
2.50%, 5/25/30(a)		120	160,329
3.25%, 5/25/45(a)		20	30,393
3.50%, 4/25/26(a)		90	128,419

			386,786

Germany – 3.1%
Bundesrepublik Deutschland 2.50%, 7/04/44-8/15/46(a)		206	305,115

Ireland – 3.2%
Ireland Government Bond 1.00%, 5/15/26(a)		278	321,089

Italy – 8.9%
Italy Buoni Poliennali Del Tesoro 1.35%, 4/15/22		380	443,909
3.45%, 3/01/48(a)		10	11,628
3.75%, 3/01/21-5/01/21		150	192,478
4.50%, 5/01/23		10	13,536
5.00%, 8/01/34(a)		10	14,873
5.50%, 11/01/22		150	210,774

			887,198

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 3

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Japan – 11.0%
Japan Government Twenty Year Bond Series 112 2.10%, 6/20/29	JPY	35,000	$381,989
Series 143 1.60%, 3/20/33		9,400	99,275
Series 144 1.50%, 3/20/33		7,600	79,251
Series 150 1.40%, 9/20/34		27,950	287,408
Series 158 0.50%, 9/20/36		28,200	248,041

			1,095,964

Malaysia – 1.5%
Malaysia Government Bond Series 511 3.58%, 9/28/18	MYR	643	150,266

Mexico – 4.0%
Mexican Bonos Series M 8.00%, 6/11/20	MXN	3,460	197,801
Series M 20 10.00%, 12/05/24		3,010	197,807

			395,608

Netherlands – 4.6%
Netherlands Government Bond 0.75%, 7/15/27(a)	EUR	400	461,175

New Zealand – 1.0%
New Zealand Government Bond Series 423 5.50%, 4/15/23	NZD	120	101,142

Poland – 0.3%
Republic of Poland Government Bond Series 0725 3.25%, 7/25/25	PLN	115	31,326

Russia – 0.3%
Russian Federal Bond – OFZ Series 6214 6.40%, 5/27/20	RUB	1,840	30,035

Singapore – 0.2%
Singapore Government Bond 3.375%, 9/01/33	SGD	20	16,436

4 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

South Africa – 2.5%
Republic of South Africa Government Bond Series 2048 8.75%, 2/28/48	ZAR	2,270	$154,782
Series R186 10.50%, 12/21/26		690	58,494
Series R213 7.00%, 2/28/31		623	38,948

			252,224

Spain – 3.1%
Spain Government Bond 1.30%, 10/31/26(a)	EUR	70	79,164
2.75%, 10/31/24(a)		40	51,292
2.90%, 10/31/46(a)		10	11,556
4.70%, 7/30/41(a)		30	46,915
4.85%, 10/31/20(a)		90	119,557

			308,484

Sweden – 2.1%
Sweden Government Bond Series 1054 3.50%, 6/01/22	SEK	1,505	209,361

United Kingdom – 3.9%
United Kingdom Gilt 1.50%, 7/22/26(a)	GBP	71	94,939
2.50%, 7/22/65(a)		10	16,443
3.25%, 1/22/44(a)		41	68,190
4.25%, 12/07/40(a)		20	37,739
4.50%, 12/07/42(a)		50	99,502
4.75%, 12/07/30(a)		40	72,545

			389,358

Uruguay – 0.1%
Uruguay Government International Bond 9.875%, 6/20/22(a)	UYU	280	10,138

Total Governments – Treasuries (cost $6,287,605)			6,260,883

CORPORATES – INVESTMENT GRADE – 10.8%
Industrial – 6.2%
Basic – 0.6%
Dow Chemical Co. (The) 8.55%, 5/15/19	U.S.$	10	11,200
Fibria Overseas Finance Ltd. 5.50%, 1/17/27		10	10,213

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 5

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Glencore Funding LLC 4.625%, 4/29/24(a)	U.S.$	20	$20,892
Mosaic Co. (The) 5.625%, 11/15/43		10	10,207
Yamana Gold, Inc. 4.95%, 7/15/24		10	10,097

			62,609

Communications - Media – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579%, 7/23/20		10	10,335
4.908%, 7/23/25		20	21,606
Discovery Communications LLC 3.45%, 3/15/25		10	9,692
Time Warner, Inc. 3.55%, 6/01/24		10	10,139

			51,772

Communications - Telecommunications – 0.4%
AT&T, Inc. 3.80%, 3/15/22		10	10,361
Verizon Communications, Inc. 2.625%, 8/15/26		10	9,228
3.50%, 11/01/24		10	10,093
4.272%, 1/15/36		10	9,650

			39,332

Consumer Non-Cyclical – 1.1%
AbbVie, Inc. 2.50%, 5/14/20		10	10,109
3.60%, 5/14/25		10	10,227
Anheuser-Busch InBev Finance, Inc. 3.65%, 2/01/26		10	10,300
Anheuser-Busch InBev SA/NV 0.875%, 3/17/22(a)	EUR	10	11,663
Reynolds American, Inc. 4.45%, 6/12/25	U.S.$	10	10,725
5.85%, 8/15/45		10	12,241
Teva Pharmaceutical Finance Netherlands III BV 2.80%, 7/21/23		20	19,475
3.15%, 10/01/26		10	9,487
Tyson Foods, Inc. 3.95%, 8/15/24		10	10,483

			104,710

Energy – 2.0%
Apache Corp. 6.90%, 9/15/18		10	10,567

6 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Ecopetrol SA 7.375%, 9/18/43	U.S.$	10	$10,762
Enbridge Energy Partners LP 4.375%, 10/15/20		20	21,060
Energy Transfer LP 4.65%, 6/01/21		10	10,546
4.90%, 2/01/24		10	10,557
EnLink Midstream Partners LP 4.15%, 6/01/25		20	19,855
Enterprise Products Operating LLC 5.10%, 2/15/45		10	10,925
Hess Corp. 4.30%, 4/01/27		20	19,586
Noble Energy, Inc. 3.90%, 11/15/24		20	20,486
ONEOK Partners LP 3.20%, 9/15/18		10	10,116
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/24		20	19,501
3.85%, 10/15/23		10	10,045
Williams Partners LP 3.90%, 1/15/25		10	10,117
Williams Partners LP/ACMP Finance Corp. 4.875%, 3/15/24		10	10,448

			194,571

Services – 0.2%
S&P Global, Inc. 4.40%, 2/15/26		10	10,740
Total System Services, Inc. 3.75%, 6/01/23		10	10,375

			21,115

Technology – 1.4%
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 1/15/27(a)		10	10,268
Dell International LLC/EMC Corp. 4.42%, 6/15/21(a)		10	10,539
5.45%, 6/15/23(a)		10	10,881
6.02%, 6/15/26(a)		10	11,038
Hewlett Packard Enterprise Co. 3.60%, 10/15/20(b)		30	30,958
HP, Inc. 4.65%, 12/09/21		10	10,791
KLA-Tencor Corp. 4.65%, 11/01/24		20	21,584

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 7

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Seagate HDD Cayman 4.75%, 1/01/25	U.S.$	10	$10,074
4.875%, 3/01/24(a)		10	10,197
Western Digital Corp. 7.375%, 4/01/23(a)		10	10,975

			137,305

			611,414

Financial Institutions – 4.4%
Banking – 3.3%
Bank of America Corp. 3.875%, 8/01/25		30	30,983
Bank of Scotland PLC 9.375%, 5/15/21(a)	GBP	20	33,542
Citigroup, Inc. 3.887%, 1/10/28	U.S.$	30	30,566
Cooperatieve Rabobank UA 4.75%, 6/06/22	EUR	20	27,659
Danske Bank A/S 5.375%, 9/29/21(a)	GBP	50	68,399
Goldman Sachs Group, Inc. (The) 1.625%, 7/27/26(a)	EUR	40	45,195
3.85%, 1/26/27	U.S.$	11	11,198
HSBC Bank Capital Funding Sterling 2 LP 5.862%, 4/07/20(c)	GBP	20	28,753
JPMorgan Chase & Co. 3.782%, 2/01/28	U.S.$	30	30,686
US Bancorp Series J 5.30%, 4/15/27(c)		20	21,285

			328,266

Finance – 0.4%
GE Capital UK Funding Unlimited Co. 6.75%, 8/06/18	GBP	20	27,688
HSBC Finance Corp. 6.676%, 1/15/21	U.S.$	10	11,282

			38,970

Insurance – 0.3%
Nationwide Mutual Insurance Co. 9.375%, 8/15/39(a)		10	16,881
Torchmark Corp. 9.25%, 6/15/19		10	11,323

			28,204

REITS – 0.4%
American Tower Corp. 4.70%, 3/15/22		10	10,824
5.05%, 9/01/20		10	10,763
Healthcare Trust of America Holdings LP 3.375%, 7/15/21		8	8,166

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PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

VEREIT Operating Partnership LP 4.125%, 6/01/21	U.S.$	10	$10,415

			40,168

			435,608

Utility – 0.2%
Electric – 0.1%
Trans-Allegheny Interstate Line Co. 3.85%, 6/01/25(a)		10	10,393

Other Utility – 0.1%
Northumbrian Water Finance PLC 6.00%, 10/11/17	GBP	10	13,206

			23,599

Total Corporates – Investment Grade (cost $1,074,638)			1,070,621

INFLATION-LINKED SECURITIES – 4.5%
Brazil – 0.8%
Brazil Notas do Tesouro Nacional Series B 6.00%, 8/15/50	BRL	85	80,075

Japan – 3.7%
Japanese Government CPI Linked Bond
Series 20 0.10%, 3/10/25	JPY	2,703	25,068
Series 21 0.10%, 3/10/26		37,008	343,847

			368,915

Total Inflation-Linked Securities (cost $450,787)			448,990

LOCAL GOVERNMENTS – PROVINCIAL BONDS – 3.6%
Canada – 3.6%
Province of British Columbia Canada Series T 9.00%, 8/23/24	CAD	130	144,560
Province of Manitoba Canada 3.85%, 12/01/21		70	58,508
Province of Ontario Canada 2.40%, 6/02/26		30	23,108
2.60%, 6/02/25		90	70,775
3.15%, 6/02/22		70	57,081

Total Local Governments – Provincial Bonds (cost $354,378)			354,032

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 9

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.2%
Risk Share Floating Rate – 3.2%
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 5.216% (LIBOR 1 Month + 4.30%), 5/25/25(d)	U.S.$	93	$100,984
Series 2015-C02, Class 2M2 5.216% (LIBOR 1 Month + 4.00%), 5/25/25(d)		93	99,848
Series 2016-C01, Class 1M2 7.966% (LIBOR 1 Month + 6.75%), 8/25/28(d)		100	121,215

Total Collateralized Mortgage Obligations (cost $321,964)			322,047

COVERED BONDS – 2.7%
Bank of Scotland PLC 4.75%, 6/08/22(a)	EUR	50	69,508
Danske Bank A/S 4.125%, 11/26/19		50	63,027
Nationwide Building Society 4.375%, 2/28/22		50	68,035
Santander UK PLC 4.25%, 4/12/21(a)		50	65,994

Total Covered Bonds (cost $265,828)			266,564

GOVERNMENTS – SOVEREIGN AGENCIES – 2.0%
Canada – 2.0%
Canada Housing Trust No. 1 3.80%, 6/15/21(a) (cost $199,688)	CAD	240	200,162

EMERGING MARKETS – TREASURIES – 1.5%
Argentina – 0.8%
Argentine Bonos del Tesoro 15.50%, 10/17/26	ARS	450	30,101
16.00%, 10/17/23		775	50,158

			80,259

10 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

Brazil – 0.7%
Brazil Notas do Tesouro Nacional Series F 10.00%, 1/01/21	BRL	225	$68,032

Total Emerging Markets – Treasuries (cost $149,624)			148,291

CORPORATES – NON-INVESTMENT GRADE – 1.2%
Industrial – 0.6%
Communications - Telecommunications – 0.1%
CenturyLink, Inc. Series S 6.45%, 6/15/21	U.S.$	10	10,832

Consumer Non-Cyclical – 0.2%
Valeant Pharmaceuticals International, Inc. 5.875%, 5/15/23(a)		10	8,575
6.125%, 4/15/25(a)		10	8,478

			17,053

Energy – 0.1%
Diamond Offshore Drilling, Inc. 4.875%, 11/01/43		10	6,492
Southern Star Central Corp. 5.125%, 7/15/22(a)		10	10,168

			16,660

Technology – 0.1%
Dell International LLC/EMC Corp. 7.125%, 6/15/24(a)		10	10,996

Transportation - Services – 0.1%
Hertz Corp. (The) 5.50%, 10/15/24(a)		10	8,199

			63,740

Financial Institutions – 0.6%
Banking – 0.6%
HBOS Capital Funding LP 6.461%, 11/30/18(a)(c)	GBP	20	27,651
Royal Bank of Scotland Group PLC 6.10%, 6/10/23	U.S.$	10	11,011
6.125%, 12/15/22		20	21,910

			60,572

Total Corporates – Non-Investment Grade (cost $124,655)			124,312

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 11

PORTFOLIO OF INVESTMENTS (continued)

		Principal Amount (000)	U.S. $ Value

EMERGING MARKETS – SOVEREIGNS – 1.2%
Argentina – 0.1%
Argentine Republic Government International Bond 5.625%, 1/26/22	U.S.$	10	$10,250

Brazil – 1.1%
Brazilian Government International Bond 4.875%, 1/22/21		100	104,800

Total Emerging Markets – Sovereigns (cost $115,319)			115,050

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
Commercial Mortgage Pass Through Certificates Series 2013-CR9, Class A2 3.055%, 7/10/45		19	19,610
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class C 4.179%, 6/10/46(b)		20	19,807

Total Commercial Mortgage-Backed Securities (cost $39,524)			39,417

EMERGING MARKETS – CORPORATE BONDS – 0.2%
Industrial – 0.2%
Energy – 0.2%
Petrobras Global Finance BV 6.125%, 1/17/22		10	10,313
8.75%, 5/23/26		10	11,489

Total Emerging Markets – Corporate Bonds (cost $21,706)			21,802

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.2%
Petroleos Mexicanos 4.875%, 1/18/24 (cost $20,384)		20	20,258

12 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 95.0%
Investment Companies – 95.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.79%(e)(f) (cost $9,455,563)	9,455,563	$9,455,563

Total Investments – 189.4% (cost $18,881,663)		18,847,992
Other assets less liabilities – (89.4)%		(8,896,930)

Net Assets – 100.0%		$9,951,062

FUTURES (see Note C)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-Bund Futures	4	September 2017	$741,027	$739,519	$1,508

FORWARD CURRENCY EXCHANGE CONTRACTS (see Note C)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	456	USD	349	7/10/17	$(1,035)
Brown Brothers Harriman & Co.	NZD	140	USD	103	7/10/17	39
Brown Brothers Harriman & Co.	ZAR	3,419	USD	263	7/11/17	1,456
Brown Brothers Harriman & Co.	SEK	1,775	USD	208	7/14/17	(2,539)
Brown Brothers Harriman & Co.	PLN	120	USD	32	7/20/17	(202)
Brown Brothers Harriman & Co.	GBP	55	USD	71	7/21/17	(80)
Brown Brothers Harriman & Co.	MXN	7,215	USD	399	8/03/17	3,758
Brown Brothers Harriman & Co.	SGD	23	USD	17	8/17/17	(7)
Brown Brothers Harriman & Co.	CAD	924	USD	710	8/24/17	(3,096)
JPMorgan Chase Bank, NA	EUR	3,093	USD	3,538	7/13/17	3,749
JPMorgan Chase Bank, NA	GBP	408	USD	529	7/21/17	(2,092)
Morgan Stanley Capital Services LLC	JPY	165,655	USD	1,476	7/14/17	2,118

						$2,069

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $3,646,707 or 36.6% of net assets.

(b)	Variable rate coupon, rate shown as of June 30, 2017.

(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(d)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 13

PORTFOLIO OF INVESTMENTS (continued)

Currency Abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

JPY – Japanese Yen

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

USD – United States Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

Glossary:

CMBS – Commercial Mortgage-Backed Securities

CPI – Consumer Price Index

LIBOR – London Interbank Offered Rates

OAT – Obligations Assimilables du Trésor

REIT – Real Estate Investment Trust

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

June 30, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $9,426,100)	$9,392,429
Affiliated issuers (cost $9,455,563)	9,455,563
Cash collateral due from broker	11,730
Interest receivable	73,935
Prepaid expenses	45,496
Unrealized appreciation on forward currency exchange contracts	11,120
Receivable from Adviser	3,902
Receivable for variation margin on exchange-traded derivatives	3,594

Total assets	18,997,769

Liabilities
Payable for investment securities purchased and foreign currency transactions	8,955,259
Offering expenses payable	46,000
Due to Custodian	32,868
Unrealized depreciation on forward currency exchange contracts	9,051
Transfer Agent fee payable	71
Accrued expenses and other liabilities	3,458

Total liabilities	9,046,707

Net Assets	$9,951,062

Composition of Net Assets
Capital stock, at par	$1,000
Additional paid-in capital	9,999,003
Accumulated net investment loss	(16)
Accumulated net realized loss on investment and foreign currency transactions	(2,042)
Net unrealized depreciation on investments and foreign currency denominated assets and liabilities	(46,883)

$9,951,062

Net Asset Value Per Share—33 billion shares of capital stock authorized, $.001 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

Advisor	$9,951,062	1,000,000	$9.95

See notes to financial statements.

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STATEMENT OF OPERATIONS

Period from June 28, 2017(a) to June 30, 2017 (unaudited)

Investment Income
Interest	$120	$120

Expenses
Management fee (see Note B)	128
Transfer agency—Advisor Class	71
Audit and tax	1,224
Custodian	985
Amortization of offering expenses	504
Administrative	492
Legal	470
Printing	385
Directors’ fees	241
Miscellaneous	158

Total expenses	4,658
Less: expenses waived and reimbursed by the Adviser (see Note B)	(4,522)

Net expenses		136

Net investment loss		(16)

Realized and Unrealized Gain (Loss) on Investment and Foreign Currency Transactions
Net realized gain (loss) on:
Futures		(2,230)
Foreign currency transactions		188
Net change in unrealized appreciation/depreciation on:
Investments		(33,671)
Futures		1,508
Foreign currency denominated assets and liabilities		(14,720)

Net loss on investment and foreign currency transactions		(48,925)

Net Decrease in Net Assets from Operations		$(48,941)

(a)	Commencement of operations.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	June 28, 2017(a) to June 30, 2017 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment loss	$(16)
Net realized loss on investment and foreign currency transactions	(2,042)
Net change in unrealized appreciation/depreciation on investments and foreign currency denominated assets and liabilities	(46,883)

Net decrease in net assets from operations	(48,941)
Capital Stock Transactions
Net increase	10,000,003

Total increase	9,951,062
Net Assets
Beginning of period	– 0	–

End of period (including undistributed net investment loss of $(16))	$9,951,062

(a)	Commencement of operations.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

June 30, 2017 (unaudited)

NOTE A

Significant Accounting Policies

AB Bond Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company, which is a Maryland corporation, operates as a series company comprised of 11 portfolios currently in operation. Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. This report relates only to the AB Performance Fee Series—International Bond Portfolio (the “Fund”), a diversified portfolio. The Fund commenced operations on June 28, 2017. The Fund has authorized issuance of Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I, Class Z, Class T, Class 1, and Class 2 shares. No classes are being publicly offered. Class A, Class B, Class C, Class R, Class K, Class I, Class Z, Class T, Class 1 and Class 2 shares have not been issued. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eleven classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are

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NOTES TO FINANCIAL STATEMENTS (continued)

valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures contracts are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short-term securities that have an original maturity of 60 days or less, as well as short-term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more

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NOTES TO FINANCIAL STATEMENTS (continued)

widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments – Treasuries	$	– 0	–	$6,260,883		$	– 0	–	$6,260,883
Corporates – Investment Grade		– 0	–	1,070,621			– 0	–	1,070,621
Inflation-Linked Securities		– 0	–	448,990			– 0	–	448,990
Local Governments – Provincial Bonds		– 0	–	354,032			– 0	–	354,032
Collateralized Mortgage Obligations		– 0	–	322,047			– 0	–	322,047
Covered Bonds		– 0	–	266,564			– 0	–	266,564
Governments – Sovereign Agencies		– 0	–	200,162			– 0	–	200,162
Emerging Markets – Treasuries		– 0	–	148,291			– 0	–	148,291
Corporates – Non-Investment Grade		– 0	–	124,312			– 0	–	124,312
Emerging Markets – Sovereigns		– 0	–	115,050			– 0	–	115,050
Commercial Mortgage-Backed Securities		– 0	–	19,610			19,807		39,417
Emerging Markets – Corporate Bonds		– 0	–	21,802			– 0	–	21,802
Quasi-Sovereigns		– 0	–	20,258			– 0	–	20,258
Short-Term Investments:
Investment Companies		9,455,563		– 0	–		– 0	–	9,455,563

Total Investments in Securities		9,455,563		9,372,622			19,807		18,847,992

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NOTES TO FINANCIAL STATEMENTS (continued)

Investments in Securities	Level 1		Level 2			Level 3			Total
Other Financial Instruments*:
Assets
Futures	$1,508		$	– 0	–	$	– 0	–	$1,508	†
Forward Currency Exchange Contracts	– 0	–		11,120			– 0	–	11,120
Liabilities
Forward Currency Exchange Contracts	– 0	–		(9,051)			– 0	–	(9,051)

Total	$9,457,071			$9,374,691			$19,807		$18,851,569

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

†	Only variation margin receivable/payable at period end is reported within the statements of assets and liabilities. This amount reflects cumulative unrealized appreciation/depreciation of exchange-traded derivatives as reported in the portfolio of investments.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Commercial Mortgage- Backed Securities
Balance as of 6/28/2017	$	– 0	–
Accrued discounts/(premiums)		– 0	–
Realized gain (loss)		– 0	–
Change in unrealized appreciation/depreciation		(106)
Purchases		19,913
Sales		– 0	–
Transfers into Level 3		– 0	–
Transfers out of Level 3		– 0	–

Balance as of 6/30/17		$19,807

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17**		$(106)

**	The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments and other financial instruments in the accompanying statement of operations.

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and

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NOTES TO FINANCIAL STATEMENTS (continued)

approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and

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NOTES TO FINANCIAL STATEMENTS (continued)

settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation and depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Company are charged proportionately to each portfolio or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on their respective net assets.

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NOTES TO FINANCIAL STATEMENTS (continued)

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

8. Offering Expenses

Offering expenses of $46,000 were deferred and amortized on a straight line basis over a one year period starting from June 28, 2017 (commencement of operations).

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Adviser a management fee at an annual rate of .40% of the Fund’s average daily net assets (“Base Fee”). The management fee is increased or decreased from the Base Fee by a performance adjustment (“Performance Adjustment”) that depends on whether, and to what extent, the investment performance of the Advisor Class shares of the Fund (“Measuring Class”) exceeds, or is exceeded by, the performance of the Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) (“Index”) plus .70% (“Index Hurdle”) over the Performance Period (as defined below). The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts .00429% of the Fund’s average daily net assets for each .01% of absolute performance by which the performance of the Measuring Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day or, if the performance of the Index is made available to the Fund on a daily basis at a time sufficient to permit the calculation of the Performance Adjustment on a current-day basis while maintaining the Fund’s ability to meet applicable deadlines for publishing its daily net asset value per share, within a reasonable time after the commencement of such availability, through the current business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- .30% (“Maximum Performance Adjustment”) of the Fund’s average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the Index Hurdle by .70% for the Performance Period. On a monthly basis, the Fund will pay the Adviser the minimum fee rate of .10% on an annualized basis (Base Fee minus the Maximum Performance Adjustment) applied to the average daily net assets for the month. At the end of the Performance Period, the Fund will pay to the Adviser the total management fee, less the amount of any minimum

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NOTES TO FINANCIAL STATEMENTS (continued)

fees paid during the Performance Period and any waivers described below. The period over which performance is measured (“Performance Period”) is initially from the commencement of operations to December 31, 2018 and thereafter each 12-month period beginning on the first business day in the month of January through December 31 of the same year. In agreed to waive its management fee by limiting the Fund’s accrual of the management fee (base fee plus performance adjustment) on any day to the amount corresponding to the maximum fee rate multiplied by the Fund’s current net assets as of the preceding day if such amount is less than the amount that would have been accrued based on the Fund’s average daily net assets for the performance period. The minimum fee is paid monthly while the performance fee is paid at the end of the Performance Period. For the reporting period ended June 30, 2017, the Fund accrued management fees of $128, as reflected in the Statement of Operations, at an annual effective rate (excluding the impact from any expense waivers in effect) of .12% of the Fund’s average net assets, which included a (.28)% performance adjustment of $(309). The Adviser has agreed to waive its fees and bear certain expenses through December 31, 2018 to the extent necessary to limit total expenses (other than the management fee, acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs) on an annual basis from exceeding .10% of average daily net assets. Any fees waived and expenses borne by the Adviser are subject to repayment by the Fund until the end of the third fiscal year after the fiscal period in which the fees were waived or the expenses were borne; such waivers that are subject to repayment amount to $3,923 for the fiscal period ended June 30, 2017. In any case, no repayment will be made that would cause the Fund’s total annual expenses (subject to the exclusions set forth above) to exceed .10%.

Pursuant to the investment advisory agreement, the Fund may reimburse the Adviser for certain legal and accounting services provided to the Fund by the Adviser. For the period ended June 30, 2017, the Adviser voluntarily agreed to waive such fees that amounted to $492.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. The compensation retained by ABIS amounted to $829 for the period ended June 30, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual

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NOTES TO FINANCIAL STATEMENTS (continued)

advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For period ended June 30, 2017, such waiver amounted to $107. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the period ended June 30, 2017 is as follows:

Market Value June 28, 2017* (000)			Purchases at Cost (000)	Sales Proceeds (000)	Market Value June 30, 2017 (000)	Dividend Income (000)
$	– 0	–	$9,990	$534	$9,456	$	– 0	–

*	Commencement of operations.

Brokerage commissions paid on investment transactions for the period ended June 30, 2017 amounted to $11, of which $0 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC or Sanford C. Bernstein Limited, affiliates of the Adviser.

NOTE C

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended June 30, 2017, were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$9,413,048		$	– 0	–
U.S. government securities	– 0	–		– 0	–

The cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency contracts, futures, swaps, options written and swaptions written) are as follows:

Gross unrealized appreciation	$7,655
Gross unrealized depreciation	(41,326)

Net unrealized depreciation	$(33,671)

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

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NOTES TO FINANCIAL STATEMENTS (continued)

The principal types of derivatives utilized by the Fund, as well as the methods in which they may be used are:

•	Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for non-hedging purposes as a means of making direct investments in foreign currencies, as described below under “Currency Transactions”.

A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions. Fluctuations in the value of open forward currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and/or depreciation by the Fund.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

During the period ended June 30, 2017, the Fund held foreign-currency exchange contracts for hedging and non-hedging purposes.

•	Futures

The Fund may buy or sell futures for investment purposes or for the purpose of hedging its portfolio against adverse effects of potential movements in the market. The Fund bears the market risk that arises from changes in the value of these instruments and the imperfect correlation between movements in the price of the futures and movements in the price of the assets, reference rates or indices which they are designed to track. Among other things, the Fund may purchase or sell futures for foreign currencies or options thereon for non-hedging purposes as a means of making direct investment in foreign currencies, as described below under “Currency Transactions”.

At the time the Fund enters into a future, the Fund deposits and maintains as collateral an initial margin with the broker, as required by the exchange on which the transaction is effected. Such amount of shown as due from broker on the statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation

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NOTES TO FINANCIAL STATEMENTS (continued)

margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counter party to meet the terms of the contract. The credit/counterparty risk for exchange-traded futures is generally less than privately negotiated futures, since the clearinghouse, which is the issuer or counterparty to each exchange-traded future, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Fund records realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Use of long futures subjects the Fund to risk of loss in excess of the amounts shown on the statement of assets and liabilities, up to the notional value of the future. Use of short futures subjects the Fund to unlimited risk of loss. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a future can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

During the period ended June 30, 2017, the Fund held futures for hedging and non-hedging purposes.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) or similar master agreements (collectively, “Master Agreements”) with its derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination.

Various master agreements govern the terms of certain transactions with counterparties, including transactions such as derivative transactions, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party. In the event of a default by a Master Agreements counterparty, the return of collateral with market value in excess of the Fund’s net liability, held by the defaulting party, may be delayed or denied.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Fund’s Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Fund decline below specific levels (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate such transaction and require the Fund to pay or receive a settlement amount in connection with the terminated transaction. For additional details, please refer to netting arrangements by counterparty tables below.

During the period ended June 30, 2017, the Fund had entered into the following derivatives:

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable for variation margin on exchange-traded derivatives	$1,508	*

Foreign exchange contracts	Unrealized appreciation on forward currency exchange contracts	11,120		Unrealized depreciation on forward currency exchange contracts	$9,051

Total		$12,628			$9,051

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on exchange-traded derivatives as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives		Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain/(loss) on futures; Net change in unrealized appreciation/depreciation on futures	$(2,230)		$1,508

Foreign exchange contracts	Net realized gain/(loss) on foreign currency transactions; Net change in unrealized appreciation/depreciation on foreign currency denominated assets and liabilities	– 0	–	2,069

Total		$(2,230)		$3,577

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NOTES TO FINANCIAL STATEMENTS (continued)

The following table represents the average monthly volume of the Fund’s derivative transactions during the period ended June 30, 2017.

Forward Currency Exchange Contracts:
Average principal amount on sale contracts	7,695,533
Futures:
Average original value of sale contracts	741,027

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All derivatives held at period end were subject to netting arrangements. The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under Master Agreements (“MA”) and net of the related collateral received/pledged by the Fund as of June 30, 2017:

Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received			Security Collateral Received			Net Amount of Derivatives Assets
Exchange-Traded Derivatives:
Morgan Stanley & Co. LLC**	$3,594	$	– 0	–	$	– 0	–	$	– 0	–		$3,594

Total	$3,594	$	– 0	–	$	– 0	–	$	– 0	–		$3,594

OTC Derivatives:
Brown Brothers Harriman & Co.	$5,253		$(5,253)		$	– 0	–	$	– 0	–	$	– 0	–
JPMorgan Chase Bank, NA	3,749		(2,092)			– 0	–		– 0	–		1,657
Morgan Stanley Capital Services LLC	2,118		– 0	–		– 0	–		– 0	–		2,118

Total	$11,120		$(7,345)		$	– 0	–	$	– 0	–		$3,775	^

Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Cash Collateral Pledged			Security Collateral Pledged			Net Amount of Derivatives Liabilities
OTC Derivatives:
Brown Brothers Harriman & Co.	$6,959	$(5,253)	$	– 0	–	$	– 0	–	$1,706
JPMorgan Chase Bank, NA	2,092	(2,092)		– 0	–		– 0	–	– 0	–

Total	$9,051	$(7,345)	$	– 0	–	$	– 0	–	$1,706	^

**	Cash have been posted for initial margin requirements for exchange-traded derivatives outstanding at June 30, 2017.

^	Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTES TO FINANCIAL STATEMENTS (continued)

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Adviser believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE D

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares	Amount
	June 28, 2017* to June 30, 2017 (unaudited)	June 28, 2017* to June 30, 2017 (unaudited)

Advisor Class
Shares sold	1,000,000	$10,000,003

Net increase	1,000,000	$10,000,003

*	Commencement of operations.

NOTE E

Risks Involved in Investing in the Fund

Interest Rate Risk and Credit Risk—Interest rate risk is the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Fund’s investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as “junk bonds”) have speculative elements or are predominantly speculative risks.

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NOTES TO FINANCIAL STATEMENTS (continued)

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.

Foreign (Non-U.S.)Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Emerging Market Risk—Investments in emerging market countries may have more risk because the markets are less developed and less liquid, and because these investments may be subject to increased economic, political, regulatory or other uncertainties.

Currency Risk—Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 33

NOTES TO FINANCIAL STATEMENTS (continued)

result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Fund Shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE F

Tax Information

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an indefinite period. These capital loss carryforwards will retain their character as either short-term or long-term capital losses.

NOTE G

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017 (for reporting period end dates of August 31, 2017 or after). Management has evaluated the impact of the amendments and expects the effect of the adoption of the final rules on financial statements will be limited to additional disclosures.

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NOTES TO FINANCIAL STATEMENTS (continued)

NOTE H

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

NOTE I

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Shares Of Capital Stock Outstanding Throughout Each Period

Advisor Class
June 28, 2017(a) to June 30, 2017 (unaudited)

Net asset value, beginning of period	$ 10.00

Income From Investment Operations
Net investment loss(b)(c)(d)	(.00)
Net realized and unrealized loss on investment and foreign currency transactions	(.05)

Net decrease in net asset value from operations	(.05)

Net asset value, end of period	$ 9.95

Total Return
Total investment return based on net asset value(e)	(.50)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,951
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(g)	.12%
Expenses, before waivers/reimbursements(f)(g)	4.26%
Net investment loss(d)(g)	(.01)%
Portfolio turnover rate	.00%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Amount is less than $0.005.

(d)	Net of expenses waived/reimbursed by the Adviser.

(e)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(f)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e. operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the period ended June 30, 2017, such waiver amounted to 0.10% annualized for the Fund.

(g)	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Marshall C. Turner, Jr(1), Chairman John H. Dobkin(1) Michael J. Downey(1) William H. Foulk, Jr.(1) D. James Guzy(1)	Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Paul J. DeNoon(2), Vice President Scott A. DiMaggio(2), Vice President Douglas J. Peebles(2), Vice President	Matthew Sheridan(2), Vice President Emilie D. Wrapp, Secretary Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110	Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036
Principal Underwriter AllianceBernstein Investments, Inc. 1345 Avenue of the Americas New York, NY 10105	Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004
Transfer Agent AllianceBernstein Investor Services, Inc. P.O. Box 786003 San Antonio, TX 78278-6003 Toll-Free (800) 221-6003

1	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

2	The day-to-day management of, and investment decisions for, the portfolio is made by the Adviser. Messrs. DeNoon, DiMaggio, Peebles and Sheridan are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 37

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Bond Fund, Inc. (the “Company”) unanimously approved the Company’s Advisory Agreement with the Adviser in respect of AB FlexFeeTM International Bond Portfolio (the “Fund”) for an initial two-year period at meetings held on November 1-3, 2016 and January 31-February 1, 2017 (the “Meeting”). (The Fund was formerly known as AB International Bond Portfolio and, at the time of the approval of the Advisory Agreement, as AB Performance Fee Series—International Bond Portfolio.)

Prior to approval of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Company’s Senior Officer (who is also the Company’s Independent Compliance Officer), who acted as their independent fee consultant, of the reasonableness of the proposed performance-based advisory fee (which consists of a base fee plus or minus a performance adjustment), in which the Senior Officer concluded that the proposed contractual fee for the Fund was reasonable. The directors also discussed the proposed approval in private sessions with counsel and the Company’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services to be provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the AB Funds and review extensive materials and information presented by the Adviser.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the proposed advisory fee. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the

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overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the proposed advisory fee, were fair and reasonable in light of the services to be performed, expenses to be incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services to be Provided

The directors considered the scope and quality of services to be provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the AB Funds. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements will be subject to the directors’ approval on a quarterly basis and, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Company’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.

Costs of Services to be Provided and Profitability

Because the Fund had not yet commenced operations, the directors were unable to consider historical information about the profitability of the Fund. However, the Adviser agreed to provide the directors with profitability information in connection with future proposed continuances of the Advisory Agreement. They also considered the costs to be borne by the Adviser in providing services to the Fund and that the Fund was unlikely to be profitable to the Adviser unless it achieves a material level of net assets. The directors also noted that, due to the performance fee component of the advisory fee, profitability would tend to be higher with better performance relative to the Fund’s benchmark, which they considered to create an appropriate alignment of incentives.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their proposed relationships with the Fund, including, but not limited to, benefits relating to 12b-1 fees and sales charges to be received by the

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 39

Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; and transfer agency fees to be paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s future profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

Since the Fund had not yet commenced operations, no performance or other historical information for the Fund was available. The Adviser manages another AB Fund with a somewhat similar investment style, and, at the Meeting, the directors reviewed performance information for that AB Fund. Based on this information, together with the Adviser’s written and oral presentations regarding the management of the Fund and their general knowledge and confidence in the Adviser’s expertise in managing mutual funds, the directors concluded that they were satisfied that the Adviser was capable of providing high quality Fund management services to the Fund.

Advisory Fees and Other Expenses

The directors considered the proposed advisory fee rate payable by the Fund to the Adviser and information prepared by three analytical services that are not affiliated with the Adviser (the “15(c) service providers”), concerning advisory fee rates paid by other funds in the same category as the Fund at a hypothetical common asset level of $250 million. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s proposed contractual effective advisory fee rate against a peer group median.

The directors recognized that the Adviser’s total compensation from the Fund pursuant to the Advisory Agreement would be increased by amounts paid pursuant to the expense reimbursement provision in the Advisory Agreement, and that the impact of such expense reimbursement would depend on the size of the Fund and the extent to which the Adviser requests reimbursements pursuant to this provision.

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Company’s Senior Officer and noted the differences between the Fund’s proposed fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

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The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures or to “equitize” cash inflows pending purchases of underlying securities, that the proposed advisory fee would be for services in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs in which the Fund may invest.

The directors also considered the projected total expense ratio of the Advisor Class shares of the Fund in comparison to a peer group and a peer universe selected by each 15(c) service provider. The directors also considered the Adviser’s proposed expense cap for the “other expenses” of the Fund (expenses excluding the advisory fee, Rule 12b-1 fees, and certain other expenses typically excluded from the Adviser’s expense caps) for the period ending December 31, 2018. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view the projected expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s projected expense ratio was acceptable.

Economies of Scale

The directors noted that the proposed advisory fee schedule for the Fund does not contain breakpoints and that they had previously discussed their strong preference for breakpoints in advisory contracts with the Adviser. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 41

only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. The directors informed the Adviser that they would monitor the Fund’s assets and its profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warranted doing so.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund1

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund1

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

International Growth Fund

INTERNATIONAL/ GLOBAL EQUITY (continued)

INTERNATIONAL/ GLOBAL VALUE

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio1

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio1

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund; prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to April 17, 2017, Tax-Managed All Market Income Portfolio was named Tax-Managed Balanced Wealth Strategy; prior to April 24, 2017, All Market Total Return Portfolio was named Balanced Wealth Strategy.

abfunds.com	AB FLEXFEE INTERNATIONAL BOND PORTFOLIO | 43

NOTES

46 | AB FLEXFEE INTERNATIONAL BOND PORTFOLIO	abfunds.com

AB FLEXFEE INTERNATIONAL BOND PORTFOLIO

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

FFIB-0152-0617

ITEM 2.    CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: August 25, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: August 25, 2017